Mining and Income Taxation	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Mining and income taxation

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

The components of mining and income tax are the following:
South African taxation
– company and capital gains taxation[1]	(4.1)	(6.0)	(65.3)
– dividend withholding tax	(13.1)	(5.9)	(13.1)
– prior year adjustment – current taxation	0.2	4.8	—
– deferred taxation	(63.0)	(84.6)	(80.2)
– prior year adjustment – deferred taxation	3.7	—	1.7
Foreign taxation
– current taxation	(514.6)	(443.0)	(386.1)
– dividend withholding tax	(6.3)	(5.4)	(4.7)
– prior year adjustment – current taxation[2]	(12.3)	(2.8)	(5.9)
– deferred taxation	(87.6)	77.8	111.5
Total mining and income taxation	(697.1)	(465.1)	(442.1)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	(655.9)	(399.4)	(395.7)
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore[3]	56.5	41.4	65.9
Non-deductible share-based payments	(1.5)	(3.0)	(2.3)
Non-deductible exploration expense	(0.1)	(0.2)	(0.1)
Deferred tax assets not recognised on impairment of FSE	—	—	(38.6)
Non-deductible interest paid	(25.5)	(21.8)	(21.7)
Share of results of equity accounted investees, net of taxation	(17.7)	(10.8)	3.4
Non-taxable profit on disposal of asset held for sale - Asanko Gold	1.8	—	—
Non-taxable profit on disposal of assets held for sale - Rusoro	20.6	—	—
Non-taxable capital gains portion of Yamana break fee and transaction costs	—	5.8	18.2
Dividend withholding tax	(22.9)	(13.1)	(21.3)
Net non-deductible expenditure and non-taxable income	(28.6)	(17.6)	(18.2)
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US dollar[4]	0.6	2.5	4.2
Various Peruvian non-deductible expenses	(11.0)	(6.1)	(5.3)
Deferred tax assets utilised/(not recognised) at Cerro Corona, net	15.3	(5.1)	(14.4)
Deferred tax assets utilised/(not recognised) at Damang and Tarkwa	3.9	(30.3)	1.2
Deferred tax assets not recognised at Windfall[5]	(17.2)	—	—
Deferred tax recognised at Salares Norte	—	—	(4.2)
Prior year adjustments	(8.0)	(3.3)	(2.7)
Deferred tax charge on change of tax rate at South Deep	0.9	—	(5.7)
Other	(8.4)	(4.1)	(4.7)
Total mining and income taxation	(697.1)	(465.1)	(442.1)
[1]The US$65.3 million in 2022 includes capital gains taxation of US$65.2 million paid to South African Revenue Services on Yamana break fee.
[2]The US$12.3 million in 2024 relates mainly to additional transfer pricing charges at Tarkwa. The US$5.9 million in 2022 comprised US$19.2 million additional transfer pricing charges at Tarkwa and Damang, partially offset by a refund of US$13.3 million relating to hedges in Peru.
[3]Due to different tax rates in various jurisdictions, primarily South Africa, Ghana, Australia and Peru.
[4]The functional currency of Cerro Corona is US Dollar, however, the Peruvian tax base is based on values in Peruvian Nuevo Sol.
[5]Deferred tax assets at Windfall of US$17.2 million were not recognised during the year ended 31 December 2024 to the extent that there is insufficient future taxable income available. The Windfall Project is still in the feasibility phase and a final investment decision is expected to the made in 2026.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
10.Mining and income taxation continued

	United States Dollar
	2024	2023	2022

South Africa – current tax rates
Mining tax[1]	Y = 33 – 165/X	Y = 33 – 165/X	Y = 34 – 170/X
Non-mining tax[2]	27.0%	27.0%	28.0%
Company tax rate	27.0%	27.0%	28.0%
International operations – current tax rates
Australia	30.0%	30.0%	30.0%
Ghana	32.5%	32.5%	32.5%
Peru	29.5%	29.5%	29.5%
[1]South African mining tax on mining income is determined according to a formula which takes into account the profit and revenue from mining operations. South African mining taxable income is determined after the deduction of all mining capital expenditure, with the proviso that this cannot result in an assessed loss. Capital expenditure amounts not deducted are carried forward as unredeemed capital expenditure to be deducted from future mining income. Accounting depreciation is ignored for the purpose of calculating South African mining taxation. During June 2022, the South African Revenue Services published the draft 2022 Rates & Monetary
Bill, inclusive of an amendment to the gold tax formula from Y = 34 – 170/X to Y = 33 – 165/X in respect of year assessments ending on or after 31 March 2023 and this amendment was effective for the year ended 31 December 2023. This resulted in the effective mining tax rate used for deferred tax purposes for Gold Fields Operations
Limited ("GFO") and GFI Joint Venture Holdings (Proprietary) Limited ("GFIJVH"), owners of the South Deep mine, decreasing from 29% at 31 December 2021 to 28% at
31 December 2022, amounting to a charge of R76.2 million (US$4.6 million) through profit or loss in 2022 (2024: 29.00%, 2023: 28% and 2022: 29%). In the formula above, Y is the percentage rate of tax payable and X is the ratio of mining profit, after the deduction of redeemable capital expenditure, to mining revenue expressed as a percentage.
[2]Non-mining income of South African mining operations consists primarily of interest income. The corporate income tax rate was reduced from 28% to 27% for tax years ended on or after 31 March 2023 and was effective for the year ended 31 December 2023.
In the wake of the Ghanaian fiscal crisis, the Ghanaian government conducted stringent audits on its biggest corporate taxpayers
(many of them multinationals), including Gold Fields, and imposed additional tax liabilities during 2022. In addition, Gold Fields experienced more onerous processes in claiming and renewing rebates and exemptions under the Development Agreement.
The two audits in 2022 by the Ghana Revenue Authority were a transfer pricing audit covering 2014 to 2019 and a tax audit for
2018 to 2020. Both of these audits were finalised and settled during 2024.
Deferred tax is provided at the expected future rate for mining operations arising from temporary differences between the carrying values and tax values of assets and liabilities. In South Africa the tax rate which has been used for deferred tax purposes for mining assets is Y = 33 – 165/X and for non-mining assets is 27%.
At 31 December 2024, the Group had the following estimated amounts available for set-off against future income:

	South African Rand
	2024			2023
	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised
	R’million	R’million	R’million	R’million	R’million	R’million

South Africa[1]
Gold Fields Operations Limited	6,230.7	626.8	—	7,688.5	619.6	—
GFI Joint Venture Holdings (Pty) Limited	8,980.1	578.1	—	10,253.9	616.9	—
Gold Fields Holdings Company Limited	—	54.0	54.0	—	53.2	53.2
	15,210.8	1,258.9	54.0	17,942.4	1,289.7	53.2
[1]These deductions are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. South African tax losses and unredeemed capital expenditure have no expiration date.

	United States Dollar
	2024			2023
	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised	Gross unredeemed capital expenditure	Gross tax losses	Gross tax losses not recognised
	US$ million	US$ million	US$ million	US$ million	US$ million	US$ million

South Africa[1]
Gold Fields Operations Limited	330.7	33.3	—	420.1	33.9	—
GFI Joint Venture Holdings (Pty) Limited	476.7	30.7	—	560.3	33.7	—
Gold Fields Holdings Company Limited	—	2.9	2.9	—	2.9	2.9
	807.4	66.8	2.9	980.5	70.5	2.9
International operations
Exploration entities[2]	—	186.6	186.6	—	224.4	224.4
Minera Gold Fields Salares Norte[3]	507.3	366.7	—	568.7	130.8	—
Windfall Mining Group Inc.[4,5]	—	390.5	390.5	—	25.9	25.9
Abosso Goldfields Limited[6,7]	—	27.6	27.6	—	28.1	28.1
Gold Fields Ghana Limited[6,8]	—	26.7	26.7	—	30.4	30.4
	507.3	998.1	631.4	568.7	439.6	308.8
[1]These deductions are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. South
African tax losses and unredeemed capital expenditure have no expiration date.
[2]The total tax losses of US$186.6 million (2023: US$224.4 million) comprise US$1.1 million (2023: US$2.2 million) tax losses that expire between one and two years, US$0.9 million (2023: US$4.0 million) tax losses that expire between two and five years, US$nil (2023: US$1.1 million) tax losses that expire between five and 10 years, US$158.0 million (2023: US$168.2 million) tax losses that expire after 10 years and US$26.6 million
(2023: US$48.9 million) tax losses that have no expiry date.
[3]These deductions are available to be utilised against income generated by the relevant tax entity and do not expire.
[4]The increase in tax losses arose from pre-existing losses acquired as part of the Osisko asset acquisition on 25 October 2024 and additional project spending post-closing. The Windfall Project is still in the feasibility phase and a final investment decision is expected to be made in 2026, therefore the deferred tax asset relating to the tax losses were not recognised at 31 December 2024. The total tax losses of US$390.5 million
(2023: US$25.9 million) comprise US$5.0 million (2023: US$nil) tax losses that expire between two and five years, US$29.4 million (2023: US$nil)
tax losses that expire between five and 10 years, US$284.2 million (2023: US$25.9 million) tax losses that expire after 10 years and US$71.9 million (2023 US$nil) tax losses that have no expiry date. Tax losses of US$25.9 million at 31 December 2023 were previously included in exploration entities.
[5]Unredeemed capital expenditure of $212.2 million relates to the assets acquired as part of the Osisko asset acquisition on 25 October 2024 and additional capital expenditure post-closing. The Windfall Project is still in the feasibility phase and a final investment decision is expected to be made in 2026, therefore the deferred tax asset relating to the unredeemed capital expenditure was not recognised at 31 December 2024. These deductions are available to be utilised against income generated by the relevant tax entity and do not expire.
[6]Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis. Tax losses of US$32.6 million (2023: US$48.1 million) between one and two years and tax losses of US$21.7 million (2023: US$10.4 million) expire between two and five years.
7At 31 December 2024, tax losses at Damang of US$27.6 million (2023: US$28.1 million) comprise deferred tax assets not recognised relating to financial instruments losses.
8At 31 December 2024, deferred tax assets at Tarkwa of US$26.7 million (2023: US$30.4 million) not recognised relating to losses on financial instruments.
Organisation for Economic Co-operation and Development ("OECD") Pillar Two model rules
The Group is within the scope of the OECD Pillar Two model rules.
Seven of the jurisdictions in which the Group operates, including South Africa, Australia, Canada, Isle of Man, Switzerland,
Netherlands and Gibraltar have enacted or substantively enacted Pillar Two legislation to implement the global minimum top-up tax at 31 December 2024. This legislation is effective from as early as 1 January 2024 for many of these jurisdictions.
The Group determined that the global minimum top-up tax, which it is required to pay under Pillar Two legislation, is an income tax in the scope of IAS 12. The Group applies a temporary mandatory relief from deferred taxation accounting for the impacts of the top-up tax and accounts for it as a current taxation when it is incurred, as provided in the amendments to IAS 12 issued in May
2023.
Under the legislation, the Group may be liable to pay top-up tax for the difference between its Global Anti-Base Erosion ("GloBE")
effective tax rate per jurisdiction and the 15% minimum rate.
The Group has performed an impact assessment of its potential exposure in relation to the Pillar Two legislation, based on relevant 2023 and 2024 financial information. Although the complexities in applying the legislation and calculating the GloBE effective tax rate create difficulties in determining reasonable estimates of the quantitative impact of the enacted or substantively enacted legislation, based on the outcome of the impact assessment, the Group does not anticipate being subject to material top-
up tax exposure in any of the jurisdictions in which it operates.